MEMBERS Mutual Funds
550 Science Drive
Madison, WI  53711
Writer's Direct Dial: 608-216-9147
Writer's Email Address:  pamk@madisonadv.com

BY EDGAR

May 29, 2012

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

    RE:  MEMBERS Mutual Funds; File No. 333-29511

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended, enclosed is a post-effective amendment to the Registration Statement on Form N-1A of MEMBERS Mutual Funds.

We are making this filing for the purposes of adding additional classes of shares to certain existing series of the registrant.  Specifically, this post-effective amendment adds Class C shares to the Diversified Income Fund and Equity Income Fund series and adds Class R6 shares to the Equity Income Fund series.  There are no other material changes from the registrant's currently effective registration statement filed pursuant to Rule 485(b) earlier this year.

Please contact me by phone or email above at your earliest convenience with any comments the staff may have.  I look forward to hearing from you.

Respectfully submitted,

(signature)

Pamela M. Krill
General Counsel and CLO

Enclosures